Debt - Convertible Notes due 2032 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions	Sep. 04, 2025 USD ($) trading_day equityInstrument $ / shares	Jan. 31, 2026 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,667,273	$ 1,399,462
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	2.00%		2.00%
Face amount of debt instrument	$ 750,000		$ 750,000
Net proceeds from the issuance of convertible debt	742,000
Payments of debt issuance costs	$ 8,000
Effective interest rate	2.16%
Shares underlying conversion (in shares) | equityInstrument	11.6
Conversion price (in USD per share) | $ / shares	$ 64.6338
Threshold trading days | trading_day	20
Consecutive trading days | trading_day	30
Threshold percentage of stock price trigger	150.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of average daily volume-weighted average trading price of common stock	25.00%
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion price (in USD per share) | $ / shares		$ 64.7028
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes | Minimum
Debt Instrument [Line Items]
Acquisition of control notice, period	40 days
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes | Maximum
Debt Instrument [Line Items]
Acquisition of control notice, period	60 days